Share-Based Compensation (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jul. 04, 2024	May 30, 2023	Jan. 14, 2022
Share-Based Compensation [Line Items]
Share-Based Payment Arrangement, Expense	$ 32,000	$ 32,000	$ 64,000	$ 64,000	$ 130,000	$ 125,000
Available for grant shares (in Shares)	39,898		39,898		9,081
Board of directors approved granting shares (in Shares)					130,889
Unrecognized compensation cost			$ 220,000
Recognized over a weighted-average period			1 year 8 months 23 days
Warrants issued (in Shares)					47,495			21,717	47,495
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)					$ 60.783			$ 24.769	$ 60.783
Exercisable options granted term					10 years
Rate of average volatility					8.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value					$ 529
Total unrecognized compensation cost					$ 284,000	$ 414,000
Weighted-average period					2 years 2 months 19 days	3 years 2 months 12 days
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Board of directors approved granting shares (in Shares)							178,686
Series A-1 Preferred Shares [Member]
Share-Based Compensation [Line Items]
Warrants issued (in Shares)					3,837
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)					$ 26.78
Warrants and Rights Outstanding					$ 3,837	$ 3,837
Series A-3 Preferred Shares [Member]
Share-Based Compensation [Line Items]
Warrants issued (in Shares)					4,009
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)					$ 45.587
Warrants and Rights Outstanding					$ 4,009	$ 4,009
Series A-4 Preferred Shares [Member]
Share-Based Compensation [Line Items]
Warrants issued (in Shares)					107
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)					$ 24.769
Warrants and Rights Outstanding					$ 107